Investments in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,581,308	$ 1,651,095	$ 1,581,308	$ 1,612,890
Investments in affiliates		381,746	160,071	381,746	344,453
Portion of the carrying balance of related party loan		16,474	23,008	16,474
Equity in net earnings of affiliated companies			(202,779)	61,484	57,751
Proceeds from long-term loans			116,331	0	72,250
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		5,386	4,710	5,386		$ 6,763
Estimated maximum potential loss			18,268	15,763
Investments in affiliates		6,895	8,198	6,895
Investments in affiliates		5,497	$ 5,967	5,497		$ 4,750
Profit Sharing Arrangement			On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ 1,303	1,293	$ 831
Number of vessels acquired						10
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		8,868	10,070	8,868
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			7,953				$ 9,419
Estimated maximum potential loss			22,287	15,858
Investments in affiliates		7,958	7,944	7,958
Investments in affiliates		$ 6,650	$ 5,894	6,650
Profit Sharing Arrangement			On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ (14)	1,308
Number of vessels acquired		14
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		$ 7,900	14,343	7,900
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 43,500		$ 43,500
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners | Subsequent event
Investments In And Advances To Affiliates [Line Items]
Line of Credit Facility, Increase	$ 14,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt			$ 14,000